Intangible fixed assets (Tables)	12 Months Ended
Sep. 30, 2021
Intangible fixed assets
Summary of intangible fixed assets

Development
Costs
$
Cost
At 1 January 2019	441,856
Additions	3,616,538
Foreign exchange on translation	(11,256)
At 30 September 2019	4,047,138
Additions	4,554,397
Foreign exchange on translation	184,995
At 30 September 2020	8,776,530
Additions	9,082,456
Foreign exchange on translation	376,048
At 30 September 2021	18,235,034
Amortisation
At 1 January 2019	—
Charge	—
At 30 September 2019	—
Charge	—
At 30 September 2020	—
Charge	—
At 30 September 2021	—
Net Book Value
At 30 September 2021	18,235,034
At 30 September 2020	8,776,530
At 30 September 2019	4,047,138